GMO Emerging Country Debt Fund Shareholder Fees - GMO Emerging Country Debt Fund	Feb. 28, 2025
Class III
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.75%
Redemption Fee (as a percentage of Amount Redeemed)	(0.75%)
Class IV
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.75%
Redemption Fee (as a percentage of Amount Redeemed)	(0.75%)
Class VI
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.75%
Redemption Fee (as a percentage of Amount Redeemed)	(0.75%)